Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 1,432	$ 1,575
Securities loaned	120	169
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,552	1,744
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,432	1,575
Securities loaned	120	169
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,552	1,744
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	147	378
U.S. Treasury and Agencies [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	147	378
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	846	551
Residential Mortgage-Backed Securities [Member] | Overnight and Continuous [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	846	551
Corporate Debt Securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	439	646
Securities loaned	120	169
Corporate Debt Securities [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	439	646
Securities loaned	$ 120	$ 169